S000081438 [Member] Investment Risks - Trillium ESG Global Equity Fund	Sep. 30, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non‑U.S. Securities Risk. Investing in non‑U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non‑U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non‑U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non‑U.S. securities also are subject to non‑U.S. currency fluctuations and other non‑U.S. currency-related risks. Non‑U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non‑U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. In addition to the risks of investing in non‑U.S. investments generally, emerging markets investments are subject to greater risks including or arising from political or economic instability, nationalization or confiscatory taxation, capital controls, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Investments in non‑U.S. countries are also subject to currency risk. As the Fund’s investments in non‑U.S. securities are generally denominated in non‑U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non‑cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

IPO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
IPO Risk. The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. Trillium’s dependence on a quantitative strategy or judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, as well as any changes to climate related laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Small Cap and Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small‑Cap and Mid‑Cap Company Risk. The small- and mid‑capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid‑capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid‑capitalization stocks may be more volatile than those of larger companies.

Sustainable Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Trillium evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term, rather than short term, returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Trillium to fit within its sustainability criteria do not operate as anticipated. Although Trillium seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Trillium’s exclusion of certain potential investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such potential investments are performing well. There is also a risk that Trillium’s shareholder advocacy may be unsuccessful and may result in unanticipated or unintended outcomes. There can be no assurance that Trillium’s shareholder advocacy will result either in superior investment returns, or in a positive outcome for the environment or society.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.